Schedule of Investments (unaudited) April 30, 2021	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 22.4%
iShares Core S&P 500 ETF(a)	802,475	$336,140,728
iShares Core S&P Mid-Cap ETF(a)	82,388	22,389,763
iShares Core S&P Small-Cap ETF(a)	91,749	10,141,934

		368,672,425

Domestic Fixed Income — 51.0%
iShares Core Total USD Bond Market ETF(a)	15,799,813	838,654,074

International Equity — 17.5%
iShares Core MSCI Emerging Markets ETF(a)	1,145,841	75,018,210
iShares Core MSCI International Developed Markets ETF(a)	3,188,039	212,132,115

		287,150,325

International Fixed Income — 9.0%
iShares Core International Aggregate Bond ETF(a)	2,695,433	147,817,546

Total Investment Companies — 99.9% (Cost: $1,491,121,774)		1,642,294,370

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,286,000	$1,286,000

Total Short-Term Investments — 0.1% (Cost: $1,286,000)		1,286,000

Total Investments in Securities — 100.0% (Cost: $1,492,407,774)		1,643,580,370

Other Assets, Less Liabilities — (0.0)%		(710,578)

Net Assets — 100.0%		$1,642,869,792

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,535,329	$—	$(2,531,078	)(b)	$559	$(4,810)	$—	—	$27,754	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,116,000	—	(8,830,000	)(b)	—	—	1,286,000	1,286,000	2,350		—
iShares Core MSCI Emerging Markets ETF	61,246,306	25,360,550	(27,162,196)		3,818,899	11,754,651	75,018,210	1,145,841	841,621		—
iShares Core MSCI International Developed Markets ETF	181,095,877	72,454,797	(86,087,466)		4,787,430	39,881,477	212,132,115	3,188,039	2,184,739		—
iShares Core S&P 500 ETF	268,907,468	110,094,713	(116,882,952)		28,583,091	45,438,408	336,140,728	802,475	3,743,828		—
iShares Core S&P Mid-Cap ETF	13,414,478	10,637,456	(8,623,567)		1,506,066	5,455,330	22,389,763	82,388	192,180		—
iShares Core S&P Small-Cap ETF	2,205,445	8,056,030	(3,269,757)		120,486	3,029,730	10,141,934	91,749	76,101		—
iShares Core Total USD Bond Market ETF	598,093,399	317,340,508	(52,569,571)		2,969,902	(27,180,164)	838,654,074	15,799,813	12,160,859		—
iShares International Aggregate Bond ETF	104,148,082	55,270,476	(9,280,350)		595,251	(2,915,913)	147,817,546	2,695,433	696,183		—

					$42,381,684	$75,458,709	$1,643,580,370		$19,925,615		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Moderate Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,642,294,370	$—	$—	$1,642,294,370
Money Market Funds	1,286,000	—	—	1,286,000

	$1,643,580,370	$—	$—	$1,643,580,370

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